Investments in Real Estate	12 Months Ended
Dec. 31, 2013
Real Estate [Abstract]
Real Estate Disclosure [Text Block]
Note 4 – Investments in Real Estate

As of December 31, 2013, the Company was invested in five operating real estate properties and one development property through joint venture partnerships.  The following table provides summary information regarding the Company’s in-service investments ($ in thousands), which are either consolidated or presented on the equity method of accounting.

					Joint Venture Equity
					Investment Information
						Our	Average	%
						Ownership	Effective	Occupied
Multifamily	Rentable			Property		Interest in	Monthly	as of
Community	Square	Number	Date	Acquisition	Gross Amount of	Property	Rent Per	December 31,
Name/Location	Footage	of Units	Acquired	Cost(1)	Our Investment	Owner	Unit(2)	2013 (3)

Springhouse at Newport News/Newport News, Virginia	310,826	432	12/3/2009	$29,250	$2,670	38.25%	$800	92%
The Reserve at Creekside Village/Chattanooga, Tennessee	211,632	192	3/31/2010	$14,250	$717	24.70%	$978	92%
The Estates at Perimeter/ Augusta, Georgia	266,148	240	9/1/2010	$24,950	$1,931	25.00%	$957	88%
Enders Place at Baldwin Park/Orlando, Florida	234,600	198	10/02/2012	$25,100	$4,599	48.40%	$1,446	95%
MDA Apartments/Chicago, Illinois(4)	160,290	190	12/17/2012	$54,900	$6,098	35.31%	$2,152	89%

Total/Average	1,183,496	1,252		$148,450	$16,015		$6,333	91%

(1)	Property Acquisition Cost excludes acquisition fees and closing costs.
(2)
Average effective monthly rent per unit is equal to the average of (i) the contractual rent for commenced leases as of December 31, 2013 minus any tenant concessions over the term of the lease, divided by (ii) the number of units under commenced leases as of December 31, 2013. Total concessions for the year ended December 31, 2013 amounted to approximately $617,000.

(3)	Percent occupied is calculated as (i) the number of units occupied as of December 31, 2013, divided by (ii) total number of units, expressed as a percentage.
(4)	The rentable square footage for the MDA Apartments includes 8,200 square feet of retail space.

Consolidation of Previously Unconsolidated Properties

In June 2012, the Company entered into a Membership Interest Purchase and Sale Agreement pursuant to which the Company completed the purchase of an additional 1.0% joint venture equity interest in BR Springhouse Managing Member, LLC (the “Springhouse Managing Member JV Entity”), the entity through which the Company indirectly invested in the Springhouse property, and an additional 2.0% joint venture equity interest in BR Creekside Managing Member, LLC (the “Creekside Managing Member JV Entity”), the entity through which the Company indirectly invests in the Creekside property, for an aggregate purchase price of $202,532, excluding closing costs.  The Company recognized a gain of $3,450,460, net of acquisition costs, related to the revaluation of its equity interest for the difference between its carrying value in the unconsolidated real estate joint ventures and the fair value of its ownership interests at acquisition.  The fair value was derived from the price terms of the purchase agreement, which were determined based on Member Appraisal Institute (“MAI”), independent appraisals dated May 2012.  The purchases closed at the end of June 2012.

As a result of the closings of the interest purchases, the Company’s joint venture interests in the Springhouse Managing Member JV Entity increased from 50% to 51% and the Company’s joint venture interests in the Creekside Managing Member JV Entity increased from 33.33% to 35.33%.  In addition, the related joint venture operating agreements were modified to grant the Company sole control of the operations of both properties. As such, the Company began to consolidate these entities upon taking control.

Acquisition of Joint Venture Equity Interests

On December 17, 2012, through a wholly-owned subsidiary, the Company entered into a joint venture investment along with Bluerock Special Opportunity + Income Fund, LLC (“SOIF I”) and BR MDA Investors, LLC, both of which are affiliates of its Sponsor, to acquire a 190 unit apartment complex commonly known as “MDA Apartments,” located in Chicago, Illinois.  The Company invested $6,098,306 to acquire a 35.31% indirect interest in MDA Apartments. The Company recognized a gain of $7,297,942, net of acquisition costs, as the fair value of the complex exceeded the cost of its initial investment.  The gain is recorded in “Gain on business combinations” in the Company’s Consolidated Statements of Operations.

In 2012, through a wholly-owned subsidiary, the Company entered into a joint venture investment along with SOIF III, an affiliate of the Company’s Sponsor, and an affiliate of Stonehenge Real Estate Group, LLC, an unaffiliated entity, to develop a 266-unit, class A, mid-rise apartment community in Nashville, Tennessee, to be known as 23Hundred @ Berry Hill.  On October 18, 2012, the Company acquired a 58.575% indirect equity interest and, on December 17, 2012, the Company acquired an additional 5.158% indirect equity interest in the Berry Hill property, for a total investment of $4,157,759.  Subsequently, the Company has partially disposed of its indirect equity interest, as described in Note 3, “Real Estate Assets Held for Sale and Sale of Joint Venture Equity Interests” above. The Berry Hill property is anticipated to consist of approximately 194,275 rentable square. First move-ins began in November 2013.  The total projected development cost is approximately $33.7 million, or $129,580 per unit.  As of December 31, 2013, $27.7 million in development costs had been incurred by the Berry Hill property joint venture, of which the Company has funded its proportionate share of the equity in the amount of $8.3 million.

On October 2, 2012, through a wholly-owned subsidiary, the Company entered into a joint venture investment along with SOIF III, and Waypoint Residential, LLC, an unaffiliated entity, to acquire 198 units of a 220-unit multifamily housing community commonly known as “Enders Place,” located in Orlando, Florida.  The Company invested $4,716,846 to acquire a 48.4% indirect interest in the Enders property.